Note 15 - Intangible - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Intangible assets, beginning balance		R$ 5,840.6	R$ 4,674.7
Intangible assets, final balance		6,306.4	5,840.6
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		4,701.3	3,512.8
Intangible assets, final balance		4,744.2	4,701.3
Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		381.3	438.7
Intangible assets, final balance		627.7	381.3
Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		505.6	432.8
Intangible assets, final balance		670.1	505.6
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		252.4	290.4
Intangible assets, final balance		264.4	252.4
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		9,164.6	7,533.3
Effect of movements in foreign exchange		(489.9)	223.4
Effect of application of IAS 29 (hyperinflation)		553.2	1,288.2
Additions		614.8	50.8
Disposal		(0.6)	(83.5)
Acquisitions through business combination		2.6
Transfers to other assets categories		322.2	152.2
Intangible assets, final balance		10,166.9	9,164.6
Effect of application of IAS 29 (hyperinflation)		553.2	1,288.2
Disposal		0.6	83.5
Acquisitions through shareholding exchange transactions			0.2
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		4,703.2	3,514.7
Effect of movements in foreign exchange		(360.9)	252.3
Effect of application of IAS 29 (hyperinflation)		385.7	972.5
Additions		0.2
Disposal		(0.2)	(39.2)
Acquisitions through business combination
Transfers to other assets categories		18.1	2.7
Intangible assets, final balance		4,746.1	4,703.2
Effect of application of IAS 29 (hyperinflation)		385.7	972.5
Disposal		0.2	39.2
Acquisitions through shareholding exchange transactions			0.2
Gross carrying amount [member] | Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		2,393.1	2,333.3
Effect of movements in foreign exchange		(13.7)	2.3
Effect of application of IAS 29 (hyperinflation)		30.9	59.7
Additions		539.5
Disposal			(28.1)
Acquisitions through business combination
Transfers to other assets categories		6.5	25.9
Intangible assets, final balance		2,956.3	2,393.1
Effect of application of IAS 29 (hyperinflation)		30.9	59.7
Disposal			28.1
Acquisitions through shareholding exchange transactions
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		1,446.5	1,144.6
Effect of movements in foreign exchange		(77.6)	(43.3)
Effect of application of IAS 29 (hyperinflation)		92.0	151.5
Additions		25.1	4.2
Disposal		(0.4)	(16.2)
Acquisitions through business combination
Transfers to other assets categories		315.6	205.7
Intangible assets, final balance		1,801.2	1,446.5
Effect of application of IAS 29 (hyperinflation)		92.0	151.5
Disposal		0.4	16.2
Acquisitions through shareholding exchange transactions
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		621.8	540.7
Effect of movements in foreign exchange		(37.7)	12.1
Effect of application of IAS 29 (hyperinflation)		44.6	104.5
Additions		50.0	46.6
Disposal
Acquisitions through business combination		2.6
Transfers to other assets categories		(18.0)	(82.1)
Intangible assets, final balance		663.3	621.8
Effect of application of IAS 29 (hyperinflation)		44.6	104.5
Disposal
Acquisitions through shareholding exchange transactions
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(3,324.0)	(2,858.6)
Effect of movements in foreign exchange	[1]	119.3	40.2
Effect of application of IAS 29 (hyperinflation)	[1]	(130.2)	(255.4)
Disposal	[1]	(0.4)	(44.2)
Transfers to other assets categories	[1]	1.3	8.2
Intangible assets, final balance	[1]	(3,860.5)	(3,324.0)
Effect of application of IAS 29 (hyperinflation)	[1]	(130.2)	(255.4)
Amortization	[1]	(527.3)	(302.6)
Disposal	[1]	0.4	44.2
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(1.9)	(1.9)
Effect of movements in foreign exchange	[1]
Effect of application of IAS 29 (hyperinflation)	[1]
Disposal	[1]
Transfers to other assets categories	[1]
Intangible assets, final balance	[1]	(1.9)	(1.9)
Effect of application of IAS 29 (hyperinflation)	[1]
Amortization	[1]
Disposal	[1]
Accumulated depreciation, amortisation and impairment [member] | Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(2,011.8)	(1,894.6)
Effect of movements in foreign exchange	[1]	27.8	14.1
Effect of application of IAS 29 (hyperinflation)	[1]	(28.2)	(42.6)
Disposal	[1]		(28.0)
Transfers to other assets categories	[1]		(2.1)
Intangible assets, final balance	[1]	(2,328.6)	(2,011.8)
Effect of application of IAS 29 (hyperinflation)	[1]	(28.2)	(42.6)
Amortization	[1]	(316.4)	(114.6)
Disposal	[1]		28.0
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(940.9)	(711.8)
Effect of movements in foreign exchange	[1]	51.5	15.0
Effect of application of IAS 29 (hyperinflation)	[1]	(59.5)	(108.3)
Disposal	[1]	(0.4)	(16.2)
Transfers to other assets categories	[1]	0.1
Intangible assets, final balance	[1]	(1,131.1)	(940.9)
Effect of application of IAS 29 (hyperinflation)	[1]	(59.5)	(108.3)
Amortization	[1]	(182.7)	(152.0)
Disposal	[1]	0.4	16.2
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(369.4)	(250.3)
Effect of movements in foreign exchange	[1]	40.0	11.1
Effect of application of IAS 29 (hyperinflation)	[1]	(42.5)	(104.5)
Disposal	[1]
Transfers to other assets categories	[1]	1.2	10.3
Intangible assets, final balance	[1]	(398.9)	(369.4)
Effect of application of IAS 29 (hyperinflation)	[1]	(42.5)	(104.5)
Amortization	[1]	(28.2)	(36.0)
Disposal	[1]

[1]	The period of amortization of intangible assets with definite useful lives is five years, calculated at the annual rate of 20% and recognized in income based on the straight-line method.